EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Equity Method Investment Summarized Financial Information Equity [Abstract]
Summary of Financial Statement Information Under The Equity Method Investment

Summarized 100 percent balance sheet information for investments in equity method investees, combined, are set forth below:

	December 31, 2016	December 31, 2015
	(In thousands)
Current Assets	$74,430	$133,171
Noncurrent Assets	124,862	189,536
Total Assets	$199,292	$322,707
Current Liabilities	$91,268	$176,165
Noncurrent Liabilities	86,963	112,162
Total Liabilities	$178,231	$288,327

Summarized 100 percent income statement information for investments in equity method investees, combined, are set forth below:

	Year Ended December 31,
	2016	2015	2014
	(In thousands)
Revenues	$111,847	$107,795	$294,408
Cost of operations	87,335	105,465	275,015
Gross Profit	24,512	2,330	19,393
Net Income (loss)	$(8,609)	$(38,245)	$(28,773)